EQUITY - Changes in Outstanding Shares (Details) € in Thousands			6 Months Ended	12 Months Ended
	Mar. 15, 2025 EUR (€) shares	Mar. 15, 2024 EUR (€) shares	Sep. 30, 2025 shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Number of outstanding awards that had vested (in shares)				129,220	88,189
Common Shares and Special Voting Shares
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Balance at January 1, (in shares)				193,923,499	193,923,499
Balance at December 31, (in shares)				193,923,499	193,923,499
Common Shares and Special Voting Shares | Held in treasury
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Percentage of shares held in treasury				9.07%	5.79%
Common shares
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Percentage of shares held in treasury				6.47%	5.78%
Common shares | 2017 Equity Incentive Plan
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Increase (decrease) in number of shares outstanding	113,466	76,979
Number of outstanding awards that had vested (in shares)			46,023
Common shares | Group Of Employees, Sell To Cover | 2017 Equity Incentive Plan
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Increase (decrease) in number of shares outstanding	47,907	35,189
Consideration paid to repurchase shares | €	€ 19,834	€ 13,548
Common shares | Outstanding
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Balance at January 1, (in shares)				179,044,331	180,418,090
Increase (decrease) in number of shares outstanding					24,715
Balance at December 31, (in shares)				177,278,893	179,044,331
Common shares | Outstanding | Share Repurchase Program
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Increase (decrease) in number of shares outstanding				(1,877,020)	(1,440,264)
Common shares | Outstanding | PSU and RSU Awards Under Equity Incentive Plan
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Increase (decrease) in number of shares outstanding				111,582	41,790
Common shares | Held in treasury
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Balance at January 1, (in shares)				14,879,168	13,505,409
Increase (decrease) in number of shares outstanding					(24,715)
Balance at December 31, (in shares)				16,644,606	14,879,168
Common shares | Held in treasury | Share Repurchase Program
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Increase (decrease) in number of shares outstanding				1,877,020	1,440,264
Common shares | Held in treasury | PSU and RSU Awards Under Equity Incentive Plan
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Increase (decrease) in number of shares outstanding				(111,582)	(41,790)
Special voting shares
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Balance at January 1, (in shares)				63,349,112	63,349,112
Balance at December 31, (in shares)				63,349,112	63,349,112
Special voting shares | Outstanding
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Balance at January 1, (in shares)				63,332,873	63,332,872
Increase (decrease) in number of shares outstanding				(565)	1
Balance at December 31, (in shares)				56,665,641	63,332,873
Special voting shares | Outstanding | ABO
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Increase (decrease) in number of shares outstanding				(6,666,667)
Special voting shares | Held in treasury
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Balance at January 1, (in shares)				16,239	16,240
Increase (decrease) in number of shares outstanding				565	(1)
Balance at December 31, (in shares)				6,683,471	16,239
Special voting shares | Held in treasury | ABO
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Increase (decrease) in number of shares outstanding				6,666,667